Retirement Benefits (Narratives) (Details) - Plan Asset Categories [Domain] - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average grant-date fair value per unit award granted	$ 60.85	$ 50.54	$ 43.93
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	5.4
Unvested unit awards outstanding	3.6	3.2
Gain on curtailment of other postretirement benefits	$ 0	$ 0	$ 15
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Large Cap US Equitiies	100.00%	41.00%
Fixed Income Securities		45.00%
Other Investments - Plan Asset Allocation		14.00%
2015	$ 129
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Large Cap US Equitiies	56.00%
Fixed Income Securities	38.00%
Cash Fund Investments	6.00%
ETP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to the 401(k) savings plan	$ 59	$ 47	$ 30
Southern Union [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Large Cap US Equitiies		41.00%
Fixed Income Securities		48.00%
Cash Fund Investments		6.00%
Other Investments - Plan Asset Allocation		5.00%
Sunoco [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	200
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	$ 10
Sunoco Logistics Unit-Based Compensation Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Awards remaining unvested weighted average period, in years	2 years 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0.7
Unvested unit awards outstanding	1.5